Options and warrants (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended						12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended
	May 15, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2011	Dec. 31, 2013 Warrants Issued for Consulting Services [Member]	Jul. 30, 2013 Private Placement [Member]	Jun. 12, 2013 Private Placement [Member]	Apr. 30, 2013 Private Placement [Member]	Mar. 19, 2013 Private Placement [Member]	Mar. 06, 2013 Private Placement [Member]	Jan. 23, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Jul. 30, 2013 Private Placement [Member]	Mar. 19, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member] Minimum [Member]	Dec. 31, 2013 Private Placement [Member] Maximum [Member]	Jun. 30, 2014 Private Placement Fees [Member]	Dec. 31, 2013 Private Placement Fees [Member]	Dec. 31, 2013 Private Placement Fees [Member] Minimum [Member]	Dec. 31, 2013 Private Placement Fees [Member] Maximum [Member]	Jun. 30, 2014 Notes Payable, Other Payables [Member]	Dec. 31, 2013 Notes Payable, Other Payables [Member]	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member] Minimum [Member]	May 27, 2014 Convertible Debt [Member] Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Options and warrants (Details) [Line Items]
Class of Warrant or Rights Granted		8,060,000		12,229,621	1,372,500			44,000				112,500		2	10,347,500					560,000		714,188	744,188	500,000	1,123,923	1,750,000	5,250,000	7,000,000
Warrant Term									10 years			10 years						3 years	5 years	5 years	10 years					5 years	5 years						3 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.25											$ 0.40	$ 0.40	$ 0.55	$ 0.75	$ 0.50	$ 0.40				$ 0.40				$ 0.60	$ 0.60			$ 0.25	$ 0.25	$ 0.75	$ 0.40
Class of Warrant or Rights, Exercised		0		307,500	247,000
Class of Warrants or Rights, Warrants to be Issued	(30,000)			(30,000)					28,125	65,625	28,125		93,750
Fair Value Assumptions, Expected Term								5 years																	3 years		5 years
Share Price (in Dollars per share)								$ 0.33																	$ 0.37
Warrants, Strke Price (in Dollars per share)								$ 0.40
Fair Value Assumptions, Expected Volatility Rate								121.00%																	121.00%		99.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%				0.00%
Fair Value Assumptions, Risk Free Interest Rate								1.46%																	0.32%						1.56%	1.60%
Warrant, Fair Value (in Dollars)								$ 11,610												$ 185,874					$ 284,914	$ 424,692	$ 1,274,074	$ 1,698,766
Class of Warrant or Right, Outstanding		21,414,621		13,354,621	1,432,500	13,354,621	307,000
Class of Warrants or Rights, Period Increcase (Decrease)															(30,000)
Amortization of Debt Discount (Premium) (in Dollars)		154,881	0	153,222	257,747																			154,881
Deferred Finance Costs, Gross (in Dollars)																												$ 1,604,390
Debt Instrument, Convertible, Remaining Discount Amortization Period																				18 months							18 months